Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Investment	Dec. 31, 2010	Dec. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Realized securities losses	$ 23.9	$ 20.4	$ 23.4
Realized securities gains (losses)	(0.6)	0.8	3.3
Net Impairment Losses Recognized in Earnings	23.3	21.2	26.7
Number of securities in an unrealized loss position	386
Total Fair Value	10,223.5	4,600.6
Total Unrealized Losses	85.0	99.5
12 MONTHS OR LONGER UNREALIZED LOSSES	51.6	65.3
Residential Mortgage-Backed
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Impairment Losses Recognized in Earnings	23.3	21.2	26.7
Number of securities in an unrealized loss position for more than 12 months	25
Total Unrealized Losses	32.3
12 MONTHS OR LONGER UNREALIZED LOSSES	31.4
Residential Mortgage-Backed | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit Rating	Below double-A
Residential mortgage-backed securities total amortized cost	168.6
Residential mortgage-backed securities fair value	137.4
Residential Mortgage-Backed | AA Credit Rating | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of residential mortgage backed securities rated below double-A	84.00%
Other Asset-Backed | Floating Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Percentage of "other asset-backed" securities rated triple-A	100.00%
Credit Rating	AAA
Other Asset-Backed | Floating Rate Securities | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Average life	5
Non-Agency RMBS
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Impairment Losses Recognized in Earnings		21.2	26.7
Non-Agency RMBS | Sub-prime and Alt-A Mortgage Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Net Impairment Losses Recognized in Earnings	23.3
Non-Agency RMBS | Financing Receivable, Current | Upper Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	30.00%
Non-Agency RMBS | Financing Receivable, Current | Lower Limit
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	5.00%
Non-Agency RMBS | Financing Receivable, 30 to 59 Days Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	30.00%
Non-Agency RMBS | Financing Receivable, 60 to 89 Days Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	80.00%
Non-Agency RMBS | Financing Receivable, 90 Days and Greater Past Due
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	90.00%
Non-Agency RMBS | Other Real Estate Owned and Loans in Foreclosure
Schedule of Trading Securities and Other Trading Assets [Line Items]
Expected loss on subprime, Alt-A, prime and 2nd lien portfolios developed using default roll rate	100.00%
Government Sponsored Agency
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	17.4
Others | Community Reinvestment Act CRA
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	13.4
Auction Rate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	12.5
Corporate Debt
Schedule of Trading Securities and Other Trading Assets [Line Items]
Total Unrealized Losses	$ 5.7
Percent of corporate debt unrealized losses	66.00%